Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue
	2025 $’000	2024 $’000	2023 $’000
Sales revenue from contracts with customers	230,165	254,597	–
Other revenue (1)	(6,800)	(53,724)	–
Total revenue (2)	223,365	200,873	–

(1)	Other revenue relates predominantly to provisional pricing adjustments recognised at fair value.
(2)	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.

Disaggregation of Revenue from Contracts with Customers
The following table disaggregates revenue from contracts with customers by primary geographical market:

	2025 $’000	2024 $’000	2023 $’000
Primary geographical markets (1)
China	213,062	197,666	–
United States of America	10,303	3,207	–
	223,365	200,873	–

(1)	Revenue is primarily presented by the geographical destination of the product.

Receivables and Contract Liabilities Relating to Contracts with Customers
The following table provides information about receivables and contract liabilities relating to contracts with customers:

	2025 $’000	2024 $’000
Receivables, which are included in ‘Trade and other receivables’	23,053	9,208
Contract liabilities, which are included in ‘Interest bearing liabilities’ (1)	44,955	–

(1)	Refer to Note 19 (a) for further details.